LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
Schedule of loss per share

	2022	2021	2020

Loss for the period attributable to equity holders of the Parent Company	(2,907,450)	(2,021,011)	(936,586)
Weighted average number of shares with face value of TRY0.20 each	325,998	304,764	284,328

Basic and diluted loss per share	(8.92)	(6.63)	(3.29)